Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000231762 | Global X Blockchain ETF8663865
Holdings [Line Items]
Percent of Total Investments	47.90%
C000231762 | Global X 1-3 Month T-Bill ETF8663858
Holdings [Line Items]
Percent of Total Investments	30.30%
C000231762 | U.S. Treasury Bills8663842
Holdings [Line Items]
Percent of Total Investments	3.70%
C000231762 | U.S. Treasury Bills8663846
Holdings [Line Items]
Percent of Total Investments	3.70%
C000231762 | U.S. Treasury Bills8663849
Holdings [Line Items]
Percent of Total Investments	3.60%
C000231762 | CME Bitcoin Future8673540
Holdings [Line Items]
Percent of Total Investments	3.30%
C000231762 | Future
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231762 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000231762 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000245376 | Global X 1-3 Month T-Bill ETF8664398
Holdings [Line Items]
Percent of Total Investments	79.60%
C000245376 | U.S. Treasury Bills8664376
Holdings [Line Items]
Percent of Total Investments	6.30%
C000245376 | U.S. Treasury Bills8664385
Holdings [Line Items]
Percent of Total Investments	4.70%
C000245376 | U.S. Treasury Bills8664381
Holdings [Line Items]
Percent of Total Investments	3.90%
C000245376 | U.S. Treasury Bills8664388
Holdings [Line Items]
Percent of Total Investments	3.10%
C000245376 | CME Micro Bitcoin Future8673541
Holdings [Line Items]
Percent of Total Investments	2.40%
C000245376 | CME Bitcoin Future8673542
Holdings [Line Items]
Percent of Total Investments	2.30%
C000245376 | Future
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245376 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000245376 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	79.60%
C000245376 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245376 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%